Note 39 - Subsequent Events (Details Textual) $ in Thousands		2 Months Ended	3 Months Ended	12 Months Ended
	Apr. 07, 2023	Apr. 28, 2023 USD ($) shares	Apr. 28, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Jun. 23, 2017
Statement Line Items [Line Items]
Borrowings, interest rate							7.25%
Proceeds from issuing shares				$ 0	$ 7,806	$ 12,538
Issuance of borrowings [member] | Loan notes [member]
Statement Line Items [Line Items]
Total borrowings		$ 7,000	$ 7,000
Borrowings, interest rate		9.50%	9.50%
Borrowings, term (Year)			3 years
Potential ordinary share transactions [member]
Statement Line Items [Line Items]
Increase (decrease) in number of ordinary shares issued (in shares) | shares		1,207,514
Proceeds from issuing shares		$ 16,600
Potential ordinary share transactions [member] | Performance share units (PSUs) [member]
Statement Line Items [Line Items]
Number of share options granted in share-based payment arrangement	79,894
Potential ordinary share transactions [member] | Equity-settled performance units (EPUs) [member]
Statement Line Items [Line Items]
Number of share options granted in share-based payment arrangement	93,035